FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 7.1
Accounts payable and accrued charges	575.3
Amounts payable to affiliated corporations	66.5
Long-term debt	4,262.3
Interest payments on long-term debt	1,198.5
Lease liabilities	114.2	$ 122.6	$ 143.4
Interest payments on lease liabilities	18.6
Derivative instruments	(331.8)
Total	5,910.7
2020 (Less than one year)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	7.1
Accounts payable and accrued charges	575.3
Amounts payable to affiliated corporations	66.5
Interest payments on long-term debt	156.3
Lease liabilities	29.4
Interest payments on lease liabilities	5.3
Total	839.9
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,039.2
Interest payments on long-term debt	416.5
Lease liabilities	38.9
Interest payments on lease liabilities	6.9
Derivative instruments	(239.7)
Total	1,261.8
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	868.7
Interest payments on long-term debt	295.8
Lease liabilities	25.1
Interest payments on lease liabilities	3.7
Derivative instruments	(117.1)
Total	1,076.2
2025 and thereafter (5 years or more)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,354.4
Interest payments on long-term debt	329.9
Lease liabilities	20.8
Interest payments on lease liabilities	2.7
Derivative instruments	25.0
Total	$ 2,732.8
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the Corporation's consolidated debt	6 years 1 month 6 days	5 years 9 months 18 days